Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Debt Instrument [Line Items]
Remainder of 2012	$ 143
2013	580
2014	1,990
2015	1,847
2016	1,701
Total minimum payments	6,261
Less amount representing interest	(1,261)
Notes payable, gross	5,000
Discount on notes payable	(188)
Accretion of the final exit fee payment	3
Long-term notes payable	$ 4,815